Business Combination (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Combination (Textual)
Impairment loss			$ 1,599,591
TDH Group BVBA [Member]
Business Combination (Textual)
Issuance of common stocks on acquisition	936,782
TDH JAPAN [Member]
Business Combination (Textual)
Issuance of common stocks on acquisition	156,130